Financial Instruments - Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis (Detail) - CAD ($) $ in Millions		Jul. 31, 2024		Apr. 30, 2024		Oct. 31, 2023
Assets:
Precious metals	[1]	$ 2,419		$ 1,253		$ 937
Trading assets
Loans	[1]	7,642		7,141		7,544
Securities	[1]	124,117		123,091		107,612
Other	[1]	2,240		2,048		2,712
Derivative financial instruments
Derivative Financial Assets	[1]	39,987		44,856		51,340
Liabilities:
Deposits	[1],[2]	949,201		942,028		952,333
Financial liabilities designated at fair value through profit or loss	[1]	37,754		32,987		26,779
Obligations related to securities sold short	[1]	32,672		37,780		36,403
Derivative financial instruments
Derivative Financial Liabilities	[1]	47,364		52,861		58,660
Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[3]	2,419		1,253		937
Trading assets
Assets	[3]	133,999		132,280		117,868
Investment securities
Investment securities		120,660	[4]	112,739	[4]	86,253	[5]
Derivative financial instruments
Derivative Financial Assets		39,987		44,856		51,340
Liabilities:
Deposits		136	[6]	21	[6]	(95)	[7]
Financial liabilities designated at fair value through profit or loss		37,754	[6]	32,987	[6]	26,779	[7]
Obligations related to securities sold short		32,672	[6]	37,780	[6]	36,403	[7]
Derivative financial instruments
Derivative Financial Liabilities		47,364	[6]	52,861	[6]	58,660	[7]
Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans	[3]	7,642		7,141		7,544
Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities	[3]	15,676		17,440		17,369
Investment securities
Investment securities		20,859	[4]	18,172	[4]	12,387	[5]
Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities	[3]	7,638		9,904		9,453
Investment securities
Investment securities		16,469	[4]	14,483	[4]	7,146	[5]
Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities	[3]	12,596		12,826		11,218
Investment securities
Investment securities		45,260	[4]	43,939	[4]	28,698	[5]
Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities	[3]	12,488		12,320		10,645
Investment securities
Investment securities		30,726	[4]	29,186	[4]	31,418	[5]
Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities	[3]	10,836		11,018		11,179
Investment securities
Investment securities		3,429	[4]	3,221	[4]	2,552	[5]
Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities	[3]	64,883		59,583		47,748
Investment securities
Investment securities		3,917	[4]	3,738	[4]	4,052	[5]
Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other	[3]	2,240		2,048		2,712
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		11,571		13,779		15,942
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		21,050		24,424		29,467
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		4,568		3,751		3,147
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		255		297		344
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2,543		2,605		2,440
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		18,644	[6]	21,956	[6]	25,081	[7]
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		21,994	[6]	24,447	[6]	28,013	[7]
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		4,293	[6]	3,477	[6]	3,258	[7]
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		34	[6]	26	[6]	28	[7]
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		2,399	[6]	2,955	[6]	2,280	[7]
Level 1 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets	[3]	100,488		97,933		81,398
Investment securities
Investment securities		70,459	[4]	62,298	[4]	40,964	[5]
Derivative financial instruments
Derivative Financial Assets		125		77		54
Liabilities:
Obligations related to securities sold short		27,872	[6]	31,587	[6]	29,921	[7]
Derivative financial instruments
Derivative Financial Liabilities		129	[6]	138	[6]	135	[7]
Level 1 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities	[3]	12,312		14,682		13,766
Investment securities
Investment securities		14,779	[4]	11,531	[4]	7,674	[5]
Level 1 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities	[3]	5,733		5,941		5,299
Investment securities
Investment securities		9,825	[4]	7,399	[4]	3,695	[5]
Level 1 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities	[3]	12,596		12,825		11,218
Investment securities
Investment securities		40,155	[4]	38,902	[4]	25,058	[5]
Level 1 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities	[3]	849		716		19
Investment securities
Investment securities		3,657	[4]	2,749	[4]	2,527	[5]
Level 1 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities	[3]	4,335		4,263		3,431
Investment securities
Investment securities	[4]	253		60
Level 1 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities	[3]	64,663		59,506		47,665
Investment securities
Investment securities		1,790	[4]	1,657	[4]	2,010	[5]
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		125		77		54
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		129	[6]	138	[6]	135	[7]
Level 2 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[3]	2,419		1,253		937
Trading assets
Assets	[3]	33,463		34,335		36,450
Investment securities
Investment securities		48,379	[4]	48,652	[4]	43,540	[5]
Derivative financial instruments
Derivative Financial Assets		39,794		44,757		51,245
Liabilities:
Deposits		136	[6]	21	[6]	(95)	[7]
Financial liabilities designated at fair value through profit or loss		37,754	[6]	32,987	[6]	26,779	[7]
Obligations related to securities sold short		4,800	[6]	6,193	[6]	6,482	[7]
Derivative financial instruments
Derivative Financial Liabilities		47,202	[6]	52,701	[6]	58,499	[7]
Level 2 [member] | Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans	[3]	7,614		7,133		7,540
Level 2 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities	[3]	3,364		2,758		3,603
Investment securities
Investment securities		6,080	[4]	6,641	[4]	4,713	[5]
Level 2 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities	[3]	1,905		3,963		4,154
Investment securities
Investment securities		6,644	[4]	7,084	[4]	3,451	[5]
Level 2 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities	[3]			1
Investment securities
Investment securities		5,105	[4]	5,037	[4]	3,640	[5]
Level 2 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities	[3]	11,639		11,604		10,626
Investment securities
Investment securities		27,069	[4]	26,437	[4]	28,891	[5]
Level 2 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities	[3]	6,489		6,755		7,748
Investment securities
Investment securities		3,138	[4]	3,119	[4]	2,512	[5]
Level 2 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities	[3]	212		73		67
Investment securities
Investment securities		343	[4]	334	[4]	333	[5]
Level 2 [member] | Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other	[3]	2,240		2,048		2,712
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		11,563		13,779		15,942
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		21,050		24,424		29,465
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		4,402		3,660		3,066
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		242		295		342
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2,537		2,599		2,430
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		18,644	[6]	21,956	[6]	25,079	[7]
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		21,994	[6]	24,447	[6]	28,013	[7]
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		4,141	[6]	3,327	[6]	3,106	[7]
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		33	[6]	25	[6]	27	[7]
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		2,390	[6]	2,946	[6]	2,274	[7]
Level 3 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets	[3]	48		12		20
Investment securities
Investment securities		1,822	[4]	1,789	[4]	1,749	[5]
Derivative financial instruments
Derivative Financial Assets		68		22		41
Derivative financial instruments
Derivative Financial Liabilities		33	[6]	22	[6]	26	[7]
Level 3 [member] | Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans	[3]	28		8		4
Level 3 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities	[3]	12
Investment securities
Investment securities		38	[4]	42	[4]	40	[5]
Level 3 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities	[3]	8		4		16
Investment securities
Investment securities		1,784	[4]	1,747	[4]	1,709	[5]
Level 3 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets						2
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		41		14		27
Level 3 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		13		2		2
Level 3 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		6		6		10
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		8
Derivative financial instruments
Derivative Financial Liabilities	[7]					2
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		23	[6]	12	[6]	17	[7]
Level 3 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		1	[6]	1	[6]	1	[7]
Level 3 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		$ 9	[6]	$ 9	[6]	$ 6	[7]

[1]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[2]	Deposits denominated in U.S. dollars amount to $300,445 (April 30, 2024 – $304,171; October 31, 2023 – $320,088), deposits denominated in Chilean pesos amount to $20,655 (April 30, 2024 – $19,590; October 31, 2023 – $20,200), deposits denominated in Mexican pesos amount to $37,502 (April 30, 2024 – $39,429; October 31, 2023 – $38,127) and deposits denominated in other foreign currencies amount to $112,644 (April 30, 2024 – $112,707; October 31, 2023 – $116,926).
[3]	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
[4]	Excludes debt investment securities measured at amortized cost of $31,116 (April 30, 2024 – $32,045).
[5]	Excludes debt investment securities measured at amortized cost of $31,984.
[6]	These amounts represent embedded derivatives bifurcated from structured note liabilities measured at amortized cost.
[7]	These amounts represent embedded derivatives bifurcated from structured note liabilities measured at amoritized cost.